Commitments and contingencies Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantor Obligations
At March 31, 2014, the Company had issued the following guarantees in favor of third parties which is the maximum potential future payment for each guarantee:

(In US$ millions)	March 31, 2014	December 31, 2013
Guarantees to customers of the Company's own performance	530.0	530.0
Guarantee in favor of banks	101.7	103.4
Total	631.7	633.4